Other Financial Assets - Summary of Other Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of financial assets [Line Items]
Other financial assets	$ 5,677,922	$ 173,160	$ 6,162,467
Current	985,925	30,068	598,136
Non-current	4,691,997	143,092	5,564,331
Total	5,677,922	173,160	6,162,467
Guarantee deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	4,956,488	151,159	5,481,446
Total	4,956,488	151,159	5,481,446
Pledged time deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	513,582	15,663	470,373
Total	513,582	15,663	470,373
Time deposits with original maturity over three months [member]
Disclosure of financial assets [Line Items]
Other financial assets	82,680	2,521	61,067
Total	82,680	2,521	61,067
Others [member]
Disclosure of financial assets [Line Items]
Other financial assets	125,172	3,817	149,581
Total	$ 125,172	$ 3,817	$ 149,581